Summary of Computer Software (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Research And Development [Line Items]
Computer software	$ 979,414	$ 900,276
Accumulated amortization	613,266	536,396
Computer software, net	366,148	363,880
Licensed computer software
Schedule Of Research And Development [Line Items]
Computer software	435,701	393,947
Accumulated amortization	243,866	207,496
Software development costs
Schedule Of Research And Development [Line Items]
Computer software	376,026	337,993
Accumulated amortization	275,512	254,046
Acquisition technology intangibles
Schedule Of Research And Development [Line Items]
Computer software	167,687	168,336
Accumulated amortization	$ 93,888	$ 74,854